       ------------------------------------------------------------------

DIRECTORS                                   OFFICERS
Barton M. Biggs                             James W. Grisham
CHAIRMAN OF THE BOARD                       VICE PRESIDENT
  Chairman and Director, Morgan Stanley     Michael F. Klein
  Asset Management Inc. and Morgan Stanley  VICE PRESIDENT
  Asset Management Limited; Managing        Harold J. Schaaff,
  Director, Morgan Stanley & Co.            Jr.
  Incorporated; Director, Morgan Stanley    VICE PRESIDENT
  Group Inc.                                Joseph P. Stadler
Warren J. Olsen                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                      Valerie Y. Lewis
  Principal, Morgan Stanley Asset           SECRETARY
  Management Inc. and Morgan Stanley & Co.  Karl O. Hartmann
  Incorporated                              ASSISTANT SECRETARY
John D. Barrett II                          James R. Rooney
Chairman and Director,                      TREASURER
Barrett Associates, Inc.                    Joanna M. Haigney
Gerard E. Jones                             ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
       ------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
       ------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
       ------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

       ------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING GROWTH PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The Emerging Growth Portfolio invests primarily in growth-oriented equity securities of small-to-medium sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have annual gross revenues ranging from $10 million to $750 million.

For the three months ended March 31, 1997, the Portfolio had a total return of -11.63% for the Class A shares and -11.75% for the Class B shares, as compared to a total return of -5.37% for the NASDAQ Composite Index. The average annual total return for the one year and five-year periods ended March 31, 1997 and for the period from inception on November 1, 1989 through March 31, 1997 was -11.60%, 3.33% and 9.69%, respectively, for the Class A shares, as compared to 10.93%, 15.14% and 14.23%, respectively, for the Index.

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                          ------------------------------------------------
                                                    AVERAGE      AVERAGE
                                                    ANNUAL       ANNUAL
                                         ONE         FIVE         SINCE
                             YTD        YEAR         YEARS      INCEPTION
                          ---------  -----------  -----------  -----------
PORTFOLIO CLASS A.......     -11.63%     -11.60%        3.33%        9.69%
PORTFOLIO CLASS B(3)....     -11.75      -11.91           NA        -6.96
INDEX...................      -5.37       10.93        15.14        14.23

1.  The NASDAQ Composite Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The first quarter of 1997 was a difficult period for U.S. small capitalization stocks and for the Portfolio. The market was extremely volatile through the quarter due to heightened concerns about inflation and the interest rate outlook. In addition, over the last six months we have witnessed a continued rotation from high growth, smaller capitalization stocks which had in some cases, garnered excessive valuations, to more stable, larger capitalization companies with lower perceived risk characteristics. Looking forward, the good news is that the average P/E ratio for emerging growth companies is nearing a historic low relative to the larger capitalization S&P 500 Index. When the relative P/E has attained these levels, small capitalization stocks have typically entered a period of outperformance.

Our relatively light weighting in technology-related stocks, while impeding our performance in January, proved to be a prudent strategy through February and March. The technology-laden NASDAQ Index posted strong returns in January of +6.9%, but turned downward during February and March with respective returns of -5.1% and -6.7% to end the period with a return of -5.4%. The Russell 2000 Index showed a similar yet less volatile trend rising +1.9% in January then declining -2.5% in February and -4.9% in March to end the period with a return of -5.5%. Notably, larger capitalization indices ended the period recording positive returns, with the S&P 500 Index up +2.2% for the quarter, illustrating the disparity between large cap and small cap performance.

Looking forward, we see substantial investment opportunities in small capitalization stocks that have been oversold to a large extent by investors adjusting to the changing interest rate environment. We believe the rotation to large capitalization stocks has presented us with a timely opportunity for investment in high quality emerging growth companies trading at historically attractive valuation levels. Our approach is to seek companies that generate surprisingly strong earnings growth. We have tended to find this growth in three types of stocks: classic, long term emerging growth situations (Paychex, Healthsouth, Linear Technology); less well known companies with a strong likelihood of positive earnings surprise (CRA Managed Care, Boston Market, Petsmart), and stocks driven down on fear, where the fundamentals are still intact (this final category could be viewed as a subset of either of the previous two). We try to have an "information edge" with our companies, and are willing to take substantial positions (up to 10%) when we have extremely high conviction in a company.

At quarter end the Portfolio was broadly diversified across sectors with a 11% weighting in technology, 17% in health care, 22% in consumer-related stocks, and 40% in a wide range of business and financial service companies. At the end of the period, the Portfolio held 60 stocks with the top ten holdings representing approximately 30% of net assets.

Kurt A. Feuerman
PORTFOLIO MANAGER

Daniel R. Lascano
PORTFOLIO MANAGER

Christopher R. Blair
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
COMMON STOCKS (98.4%)
  CAPITAL GOODS-CONSTRUCTION (1.4%)
    ENVIRONMENTAL CONTROLS (1.4%)
         20,000    United Waste Systems, Inc.          $   745
                                                       -------
  CONSUMER-CYCLICAL (22.1%)
    FOOD SERVICE & LODGING (11.9%)
         30,000    Boston Chicken, Inc.                    911
         13,500    Einstein/Noah Bagel Corp.               338
         20,000    HFS, Inc.                             1,178
         60,000    La Quinta Inns, Inc.                  1,230
         13,700    Papa John's International, Inc.         361
         45,000    Promus Hotel Corp.                    1,496
         75,000    Sonic Corp.                           1,022
                                                       -------
                                                         6,536
                                                       -------
    PUBLISHING (0.5%)
         10,000    Scholastic Corp.                        281
                                                       -------
    RETAIL-GENERAL (9.7%)
         60,000    Bed, Bath & Beyond, Inc.              1,448
         27,500    Cost Plus, Inc.                         419
         35,000    General Nutrition Cos., Inc.            709
         25,000    Kohl's Corp.                          1,059
         25,200    Petco Animal Supplies, Inc.             580
         55,000    PetSmart, Inc.                        1,107
                                                       -------
                                                         5,322
                                                       -------
  TOTAL CONSUMER-CYCLICAL                               12,139
                                                       -------
  CONSUMER-STAPLES (21.3%)
    BEVERAGES & TOBACCO (0.6%)
         20,700    Swisher International Group, Inc.,
                    Class A                                303
                                                       -------
    DRUGS (3.5%)
         30,000    Forest Laboratories, Inc.             1,128
         35,000    Genzyme Corp.-General Division          779
                                                       -------
                                                         1,907
                                                       -------
    HEALTH CARE SUPPLIES & SERVICES (13.4%)
         75,000    American Oncology Resources, Inc.       656
         50,000    Ballard Medical Products              1,044
         20,000    Boston Scientific Corp.               1,235
         31,000    Cohr, Inc.                              705
         60,000    HEALTHSOUTH Rehabilitation Corp.      1,148
         39,200    OccuSystems, Inc.                       882
          5,100    Ventana Medical Systems, Inc.            71
         60,000    Vivra, Inc.                           1,620
                                                       -------
                                                         7,361
                                                       -------

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
    MISCELLANEOUS (3.8%)
         36,500    Mail Boxes Etc.                     $   748
         70,000    Viking Office Products, Inc.          1,356
                                                       -------
                                                         2,104
                                                       -------
  TOTAL CONSUMER-STAPLES                                11,675
                                                       -------
  FINANCE (1.9%)
    FINANCIAL SERVICES (0.3%)
         10,900    BA Merchant Services, Inc., Class
                    A                                      150
                                                       -------
    INSURANCE (1.6%)
         25,000    Mutual Risk Management Ltd.             906
                                                       -------
  TOTAL FINANCE                                          1,056
                                                       -------
  SERVICES (40.3%)
    BUSINESS SERVICES (20.3%)
         11,700    Acxiom Corp.                            168
         45,000    BISYS Group, Inc.                     1,406
         36,100    Black Box Corp.                         970
         60,000    Concord EFS, Inc.                     1,125
         32,100    First Data Corp.                      1,088
         39,300    First USA Paymentech, Inc.            1,027
         81,000    May & Speh, Inc.                        678
         20,000    Paychex, Inc.                           815
         70,000    SunGard Data Systems, Inc.            3,045
         38,000    Whittman-Hart, Inc.                     798
                                                       -------
                                                        11,120
                                                       -------
    PROFESSIONAL SERVICES (20.0%)
         20,100    Catalina Marketing Corp.                817
         35,000    Cintas Corp.                          1,846
         18,500    Corrections Corp. of America            449
         35,000    CRA Managed Care, Inc.                1,295
         40,000    CUC International, Inc.                 900
         75,000    G & K Services, Inc., Class A         2,250
         17,000    NFO Research, Inc.                      289
         35,000    Robert Half International, Inc.       1,221
         27,100    Romac International, Inc.               474
         50,000    Sitel Corp.                             669
         49,500    Wilmar Industries, Inc.                 767
                                                       -------
                                                        10,977
                                                       -------
  TOTAL SERVICES                                        22,097
                                                       -------

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
  TECHNOLOGY (11.4%)
    ELECTRONICS (3.0%)
         21,800    Linear Technology Corp.             $   965
         20,000    Molex, Inc., Class A                    695
                                                       -------
                                                         1,660
                                                       -------
    OFFICE EQUIPMENT (0.4%)
         15,400    ONTRACK Data International, Inc.        225
                                                       -------

    SOFTWARE SERVICES (5.8%)
          3,200    HCIA, Inc.                               52
         45,000    Sterling Commerce, Inc.               1,305
         15,000    Transaction Systems Architects,
                    Inc., Class A                          407
         58,800    USCS International, Inc.              1,058
         17,900    Vantive Corp.                           354
                                                       -------
                                                         3,176
                                                       -------
    TELECOMMUNICATIONS (2.2%)
         45,000    ADC Telecommunications, Inc.          1,209
                                                       -------
  TOTAL TECHNOLOGY                                       6,270
                                                       -------
TOTAL COMMON STOCKS (Cost $42,120)                      53,982
                                                       -------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (1.7%)
  REPURCHASE AGREEMENT (1.7%)
$           912    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $912,
                    collateralized by U.S. Treasury
                    Bonds, 7.5%, due 11/15/16, valued
                    at $936 (Cost $912)                    912
                                                       -------
TOTAL INVESTMENTS (100.1%) (Cost $43,032)               54,894
                                                       -------
                                                        VALUE
                                                        (000)
                                                       -------
OTHER ASSETS AND LIABILITIES (-0.1%)
  Other Assets                                         $   808
  Liabilities                                             (839)
                                                       -------
                                                           (31)
                                                       -------
NET ASSETS (100%)                                      $54,863
                                                       -------
                                                       -------
CLASS A:
NET ASSETS                                             $53,995
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,526,623 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)          $11.93
                                                       -------
                                                       -------
CLASS B:
NET ASSETS                                                $868
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 73,097 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                $11.87
                                                       -------
                                                       -------